Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events
33.	Subsequent events

In April 2026, the Group entered into a service agreement with Lead Accelerating Limited, a wholly owned subsidiary of Amber Global Limited, pursuant to which we agreed to provide platform technical, platform and operational services through a self-developed technology platform in connection with the market making business beginning in the second quarter of 2026.

Except as disclosed above, the Company evaluated subsequent events from December 31, 2025 through the date when the consolidated financial statements were issued, and concluded that no other subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.